Warehouse Lines of Credit (Details Narrative) - Beeline Financial Holdings Inc [Member] - USD ($)			12 Months Ended
	Oct. 01, 2022	Sep. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023
Line of credit					$ 5,000,000
Interest expense of line of credit			$ 179,886	$ 249,794
First Funding Inc [Member] | Minimum [Member]
Line of credit interest rate	4.25%	4.25%
First Funding Inc [Member] | Maximum [Member]
Line of credit interest rate	5.50%	5.50%
First Funding Inc [Member]
Line of credit	$ 5,000,000	$ 10,000,000	$ 5,000,000		$ 5,000,000	$ 5,000,000